Annual Fund Operating Expenses - Amplify LQD Investment Grade 12% Target Income ETF - Amplify LQD Investment Grade 12% Target Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	0.54%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.